Business Combination - Schedule of Fair Value of Assets and Liabilities Recognized as a Result of Acquisition at Acquisition Date (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about business combination [Line Items]
Total transfer cost (a)	₩ 46,800
Recognized amount of assets acquired and liabilities assumed (b)	46,393
Cash and cash equivalents	57,845
Trade and other receivables	95,814
Other financial assets	3,110
Other assets	14,021
Inventories	1,521
Property and equipment	3,128
Intangible assets	410
Trade and other payables	(105,964)
Other liabilities	(4,815)
Current income tax liabilities	(3,664)
Other provisions	(13,745)
Retirement benefit liabilities	(1,268)
Goodwill	₩ 407